Condensed Interim Consolidated Statements of Financial Position (Unaudited)	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 9,285,973	$ 5,427,739
Other receivables	68,491	104,320
Short-term investment (Note 3)	86,668	86,112
Prepaid expenses	316,886	40,403
Related parties (Note 4b)	85,382	136,002
Total current assets	9,843,400	5,794,576
Property and equipment	1,350	1,727
Intangible assets	116,549	119,310
Restricted cash	41,264	37,675
Right-of-use asset (Note 4d)	95,034
Total non-current assets	254,197	158,712
Total assets	10,097,597	5,953,288
Liabilities
Accounts payable and accrued liabilities	608,520	617,004
Due to related parties (Note 4)	152,100	42,433
Derivative warrants liabilities (Note 5)	4,201,370	4,310,379
Short-term portion of lease liabilities (Note 4d)	63,707
Total current liabilities	5,025,697	4,969,816
Long-term lease liabilities (Note 4d)	30,507
Total non-current liabilities	30,507
Total liabilities	5,056,204	4,969,816
Shareholders’ equity
Share capital and share premium (Note 6)	22,523,057	17,131,223
Warrants (Note 7)	459,341	459,341
Share-based payment reserve (Notes 8,9)	2,216,108	2,182,221
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(20,135,863)	(18,768,063)
Total shareholders’ equity	5,041,393	983,472
Total liabilities and shareholders’ equity	$ 10,097,597	$ 5,953,288